Note 7 - Promissory Note Receivable (Detail) - Promissory Notes Receivable (USD $)	Dec. 31, 2011	Dec. 31, 2010
Note receivable from the Grant County wind farm		$ 5,264,093
Less: current maturities		(5,264,093)
Total long term receivables	$ 0	$ 0